Dec. 30, 2016

iShares®

iShares, Inc.

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Currency Hedged MSCI Emerging Markets ETF (HEEM),

iShares Edge MSCI Min Vol Emerging Markets ETF (EEMV),

iShares Edge MSCI Min Vol Global ETF (ACWV),

iShares MSCI Chile Capped ETF (ECH),

iShares MSCI Global Gold Miners ETF (RING),

iShares MSCI Global Metals & Mining Producers ETF (PICK),

iShares MSCI Global Silver Miners ETF (SLVP),

iShares MSCI Turkey ETF (TUR),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.